Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of financial instruments

	Carrying amount
	2023	2022

Financial assets:
Amortized cost
Cash and cash equivalents	2,971	3,751
Related parties - assets	52	301
Trade receivables and other receivables	1,224	1,314
Fair value through profit or loss
Financial instruments – Fair value hedge	1	-
Marketable Securities – Fair value	777	-
Fair value through other comprehensive income
Trade receivables - credit card companies and sales vouchers	159	109
Financial liabilities:
Amortized cost
Related parties – liabilities	(85)	(358)
Trade payables	(2,729)	(2,528)
Suppliers finance	(524)	(595)
Financing for purchase of assets	(112)	(112)
Debentures and promissory notes	(3,350)	(2,679)
Borrowings and financing	(1,747)	(2,714)
Lease	(4,300)	(4,037)
Fair value through profit or loss
Borrowings and financing (Hedge accounting underlying)	(149)	(412)
Financial instruments – Fair Value Hedge – liabilities side	(28)	(58)

Schedule of capital structure

	2023	2022

Cash and cash equivalents	2,971	3,751
Trade receivables	458	417
Financial instruments – Fair value hedge	(27)	(58)
Borrowings, financing and debentures	(5,246)	(5,805)
Net financial debt	(1,844)	(1,695)
Shareholders’ equity	(4,722)	(13,733)

Net debt to equity ratio	39%	12%

Schedule of aging profile of financial liabilities

	Up to 1 Year	1 – 5 years	More than 5 years	Total
Borrowings and financing	1,220	5,049	269	6,538
Lease liabilities	959	3,248	3,510	7,717
Trade payables	2,729	-	-	2,729
Suppliers finance	524	-	-	524
Total	5,432	8,297	3,779	17,508

Schedule of derivative transactions

		Notional value		Fair value
		2023	2022	2023	2022
Fair value hedge
Hedge object (debt)		189	469	149	412

Long position (buy)
Prefixed rate	TR + 9.80% per year	22	22	7	9
US$ + fixed	USD + 1.87% per year	167	447	142	403
		189	469	149	412
Short position (sell)
	CDI + 1.16% per year	(189)	(469)	(176)	(470)

Hedge position - asset		-	-	1	-
Hedge position - liability		-	-	(28)	(58)
Net hedge position		-	-	(27)	(58)

Schedule of other financial instruments

Transactions	Risk (CDI variation)	Balance at 2023	Scenario I	Scenario II	Scenario III

Fair value hedge (fixed rate)	CDI-0.11% per year	(6)	(1)	(1)	-
Fair value hedge (exchange rate)	CDI+1.20% per year	(170)	(15)	(16)	(14)
Debentures and promissory notes	CDI+1.60% per year	(3,387)	(398)	(432)	(364)
Bank loans	CDI+1.84% per year	(1,753)	(175)	(189)	(160)
Total borrowings and financing exposure		(5,316)	(588)	(638)	(538)

Cash and cash equivalents (*)	100.15% of CDI	2,651	277	305	250
Marketable Securities (*)	100.15% of CDI	17	2	2	2
Marketable Securities		760	29	29	29
Net exposure		(1,888)	(280)	(302)	(257)

(*)	Weighted average

Schedule of fair value hierarchy of financial assets and liabilities

	Carrying amount	Fair value
	12.31.2023	12.31.2023	Level
Financial assets and liabilities
Trade receivables with credit card companies and sales vouchers	159	159	2
Cross-currency interest rate swap	(27)	(27)	2
Financial assets – Éxito shares	740	740	1
NDF – (non deliverable forward)	20	20	2
Financial assets – CDB	17	17	2
Borrowings and financing (FVPL)	(149)	(149)	2
Borrowings and financing and debentures (amortized cost)	(5,097)	(5,018)	2

Total	(4,337)	(4,258)

Schedule of consolidated position of derivative transactions

Risk	Notional (millions)	Due date	2023	2022

Debt
USD – BRL	US$ 50	2023	-	(35)
USD – BRL	US$ 30	2024	(28)	(23)
Interest rate – BRL	R$ 21	2026	1	-

Financial assets USD – BRL	US$ 156	2024	20	-
Total			(7)	(58)